Schedule I-Condensed Financial Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	$ (157,846,115)	$ (49,943,775)	$ (25,541,812)
Loss from operations	136,020,064	53,826,759	(11,943,573)
Interest expenses	(12,277,152)		(222,868)
Share of loss of affiliates	(10,232,492)	0	0
Impairment loss of investment	(1,006,083)	0	0
Net (loss) income attributable to Vipshop Holdings Limited's shareholders	137,259,907	52,299,863	(9,472,074)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(9,155,584)	3,518,820	994,606
Comprehensive (loss) income attributable to Vipshop Holdings Limited's shareholders	128,447,852	55,818,683	(8,477,468)
Parent company
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	(36,790,447)	(12,456,263)	(7,596,949)
Loss from operations	(36,790,447)	(12,456,263)	(7,596,949)
Interest expenses	(10,154,399)
Share of loss of affiliates	(10,121,828)
Impairment loss of investment	(1,006,083)
Equity in (losses) incomes of subsidiaries and variable interest entities	195,332,664	64,756,126	(1,875,125)
Net (loss) income attributable to Vipshop Holdings Limited's shareholders	137,259,907	52,299,863	(9,472,074)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(8,812,055)	3,518,820	994,606
Comprehensive (loss) income attributable to Vipshop Holdings Limited's shareholders	$ 128,447,852	$ 55,818,683	$ (8,477,468)